Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies Policy [Abstract]
Schedule of Depreciation Rate Class of Asset	The depreciation rate for each class of asset during the current and comparative period are as follows:

Rate

Computer equipment	30%
Furniture and fixtures	20%
Leasehold improvements	Term of lease

Schedule of Intangible Assets Estimated Useful Lives
Amortization is recorded at rates intended to amortize the cost of the intangible assets over their estimated useful lives as follows:

Rate
Software - Internally generated	5 years straight line
Software licenses	5 years straight line
Technology assets - Acquired	10 years straight line
Customer relationships	5 years straight line
Regulatory licenses	5 years straight line
Brand and trade name	Indefinite